Loan Receivables, Net (Details) - Schedule of Loan Receivables, Net - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Loan Receivables, Net [Abstract]
Loan to a third party		$ 984
Less: allowance for expected credit losses		(410)
Total		$ 574